Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2017
Taxes on Income [Abstract]
Schedule of deferred tax assets (liabilities), net
	December 31,
	2016		2017
Net operating losses carried forward		$6,903	$8,081
Allowances, reserves and intangible assets		(19,108)	(25,015)
Capitalized software costs		(267)	(92)
Differences in measurement basis (cash basis for tax purposes)		(3,330)	(3,701)
Total	$	*) (15,802)	$(20,727)

*)	Adjustment to comparative data (See Note 4(iv)(f)).
	December 31,
	2016	2017
Deferred taxes assets	$15,227	$15,878
Deferred tax liabilities	*) (31,029)	(36,605)
	$(15,802)	$(20,727)

*)	Adjustment to comparative data (See Note 4(iv)(f)).

Schedule of income before taxes on income
	Year ended December 31,
	2015	2016	2017

Domestic (Israel)	$51,735	$51,552	$38,204
Foreign	14,603	25,711	14,607

Total	$66,338	$77,263	$52,811

Schedule of taxes on income (tax benefit)
	Year ended December 31,
	2015	2016	2017

Current taxes	$15,350	$20,952	$22,375
Deferred taxes	634	211	(9,004)

Total	$15,984	$21,163	$13,371

Schedule of theoretical tax expense
	Year ended December 31,
	2015	2016	2017

Income before income taxes, as per the statement of operations	$66,338	$77,263	$52,811

Statutory tax rate in Israel	26.5%	25%	24%

Tax computed at the statutory tax rate	17,579	19,316	12,675

Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	1,358	978	1,522
Effect of different tax rates	(54)	(1,143)	843
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(2,406)	(1,338)	(252)
Group’s share of profits of companies accounted for at equity	-	(87)	(270)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	1,676	1,442	4,695
Effect of change in tax rates	-	112	(5,796)
Taxes in respect of prior years	(1,284)	1,718	(227)
Non-refundable withholding tax and tax advances	-	121	178
Other	(885)	44	3

Taxes on income	15,984	$21,163	$13,371

Schedule of total unrecognized tax benefits

Balance as of January 1, 2015	1,625

Increase due to consolidation in a subsidiary (1)	154
Decrease related to prior years’ tax positions	(326)
Increase related to current year tax positions	1,039

Balance as of December 31, 2015	2,492

Increase due to consolidation in a subsidiary	227
Decrease related to prior years’ tax positions	(286)
Increase related to current year tax positions	847

Balance as of December 31, 2016	3,280

Increase due to consolidation in a subsidiary	66
Decrease related to prior years’ tax positions	(135)
Increase related to current year tax positions	813
Balance as of December 31, 2017	4,024

(1)	The amount initially consolidated as part of the acquisition of subsidiary in 2015 is net of Tax Deducted at Source assets in an amount of $635